Fair Value Measurements - Summary of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Contingent consideration fair value adjustment amount	$ 972	$ 1,725	$ 1,004
Accrued Expenses And Other Current Liabilities | Contingent Milestone
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Contingent consideration fair value adjustment amount		$ 800